Share-Based Payments (Compensation Cost And Valuation Assumption) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-Based Payment
Performance stock units	$ 299	$ 226	$ 381
Restricted stock and stock units	147	93	80
Other nonvested stock units	5	(1)	(3)
Total	$ 451	$ 318	$ 458